CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit Series B Preferred Stock	Accumulated Deficit Series B-1 Preferred Stock	Accumulated Deficit Series C Preferred Stock	Accumulated Deficit	Accumulated Other Comprehensive (Loss) Income	Series B Preferred Stock	Series B-1 Preferred Stock	Series C Preferred Stock	Total
Balance, beginning at Dec. 31, 2014	$ 1		$ 4,831				$ (83,614)					$ (78,782)
Balance, beginning (in shares) at Dec. 31, 2014	938,859	(55,905)
Increase (Decrease) in Stockholders Equity
Proceeds from exercise of options and warrants			75									75
Proceeds from exercise of options and warrants (in shares)	325,292
Purchase of treasury stock		$ (171)										(171)
Purchase of treasury stock (in shares)		(9,197)
Share-based compensation expense			1,181									1,181
Cancellation of treasury stock	(55,905)	55,905
Preferred Stock accretion to redemption value				$ (192)	$ (370)	$ (607)			$ (192)	$ (370)	$ (607)
Accrued dividend					$ (1,221)					$ (1,221)
Conversion of Redeemable Preferred Stock	$ 9		110,767									110,776
Conversion of Redeemable Preferred Stock (in shares)	9,217,983
Cashless exercise of Series C warrants issued with Series C financing			2,842									2,842
Cashless exercise of Series C warrants issued with Series C financing (in shares)	78,926
Reclassification of Series C warrants issued with senior debt			611									611
Net proceeds from issuance of common stock in IPO	$ 6		75,007									75,013
Net proceeds from issuance of common stock in IPO (in shares)	5,520,000
Net loss							(30,781)					(30,781)
Balance, ending at Dec. 31, 2015	$ 16	$ (171)	195,314				(116,785)					78,374
Balance, ending (in shares) at Dec. 31, 2015	16,025,155	(9,197)
Increase (Decrease) in Stockholders Equity
Proceeds from exercise of options and warrants			13									13
Proceeds from exercise of options and warrants (in shares)	54,747
Purchase of treasury stock		$ (61)										(61)
Purchase of treasury stock (in shares)		(9,709)
Share-based compensation expense			3,460									3,460
Net unrealized gain on investments								$ (1)				(1)
Net loss							(82,751)					(82,751)
Balance, ending at Dec. 31, 2016	$ 16	$ (232)	198,787				(199,536)	(1)				(966)
Balance, ending (in shares) at Dec. 31, 2016	16,079,902	(18,906)
Increase (Decrease) in Stockholders Equity
Issuance of common stock, net of issuance costs	$ 12		64,548									64,560
Issuance of common stock, net of issuance costs (in shares)	12,019,639
Issuance of common stock upon conversion of convertible notes	$ 1		6,585									6,586
Issuance of common stock upon conversion of convertible notes (in shares)	929,967
Shares issued from exercise of stock options (in shares)	1,249
Purchase of treasury stock		$ (120)										(120)
Purchase of treasury stock (in shares)		(14,895)
Share-based compensation expense			4,051									4,051
Recognition of beneficial conversion feature on convertible notes			613									613
Net unrealized gain on investments								(5)				(5)
Net loss							(65,772)					(65,772)
Balance, ending at Dec. 31, 2017	$ 29	$ (352)	$ 274,584				$ (265,308)	$ (6)				$ 8,947
Balance, ending (in shares) at Dec. 31, 2017	29,030,757	(33,801)